Introduction and overview of Group's risk management - Fitch Credit ratings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	$ 317,452	$ 387,019
AAA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	22,485	27,820
A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables		63
B
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	259,702	335,600
Not rated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	$ 35,265	$ 23,536